Adjustments Included in Preparation of Unaudited Pro Forma Net Income (Parenthetical) (Detail) - Location Labs - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Acquisition related costs	[1]		$ 9,026	$ (9,026)
New Credit Facility
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Credit facility interest rate		5.75%
Credit facility interest rate, LIBOR floor		1.00%
Credit agreement, debt issuance cost		$ 3,528
New Credit Facility | LIBOR Rate
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Credit facility interest rate, above basis rate		4.75%

[1]	The supplemental pro forma net income for the year ended December 31, 2014 was adjusted to exclude costs of the merger incurred by the acquirer and acquiree of $9,026 and included in the supplemental pro forma net income for the year ended December 31, 2013.